GOODWILL	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
5.
GOODWILL

There were no changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023.

	For the years ended,
	2022	2023
	US$	US$
Balance at the beginning of year	2,492,668	2,492,668
Balance at the end of year	2,492,668	2,492,668

As of December 31, 2022 and 2023, there had not been any accumulated goodwill impairment provided.